Financial Assets and Liabilities - Summary of Categorization of Financial Instruments, Excluding Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Assets:
Financial Assets	$ 451,228,622	$ 374,266,941
Financial Liabilities:
Financial Liabilities	729,471,438	837,915,964
Loans and receivables [member]
Financial Assets:
Financial Assets	167,214,958	172,667,655
Loans and receivables [member] | Related parties [member]
Financial Assets:
Financial Assets	1,158,611	1,391,300
Fair value through profit or loss [member]
Financial Assets:
Financial Assets	10,130,806	20,928,335
Fair value through OCI [member]
Financial Assets:
Financial Assets	124,582,933	54,573,455
Equity investments at fair value through OCI and other short term investments [member]
Financial Assets:
Financial Assets	117,703,202	50,096,051
Equity investments at fair value through OCI and other short term investments [member] | Loans and receivables [member]
Financial Assets:
Financial Assets	15,026	62,940
Equity investments at fair value through OCI and other short term investments [member] | Fair value through OCI [member]
Financial Assets:
Financial Assets	117,688,176	50,033,111
Accounts receivable from subscribers distributors contractual assets and other net [member] | Loans and receivables [member]
Financial Assets:
Financial Assets	166,041,321	171,213,415
Financial instruments, class [member]
Financial Liabilities:
Financial Liabilities	10,130,806	14,230,249
Financial instruments, class [member] | Fair value through profit or loss [member]
Financial Assets:
Financial Assets	10,130,806	20,928,335
Liability Related to Right of Use of Assets [Member]
Financial Liabilities:
Financial Liabilities	98,654,225	109,327,241
Liability Related to Right of Use of Assets [Member] | Loans and receivables [member]
Financial Liabilities:
Financial Liabilities		109,327,241
Total Current Assets [Member] | Loans and receivables [member]
Financial Assets:
Financial Assets	167,214,958
Total Current Assets [Member] | Fair value through profit or loss [member]
Financial Assets:
Financial Assets	10,130,806
Total Current Assets [Member] | Fair value through OCI [member]
Financial Assets:
Financial Assets	117,688,176	50,033,111
Debt Instruments At Fair Value Through OCI [Member] | Fair value through profit or loss [member]
Financial Assets:
Financial Assets		4,540,344
Debt Instruments At Fair Value Through OCI [Member] | Fair value through OCI [member]
Financial Assets:
Financial Assets	6,894,757
Loans and receivables [member]
Financial Liabilities:
Financial Liabilities	868,243,015	928,705,585
Loans and receivables [member] | Related parties [member]
Financial Liabilities:
Financial Liabilities	4,216,882	3,999,916
Loans and receivables [member] | Debt [Member]
Financial Liabilities:
Financial Liabilities	564,030,102	628,382,956
Loans and receivables [member] | Accounts payable [Member]
Financial Liabilities:
Financial Liabilities	201,341,806	186,995,472
Loans and receivables [member] | Liability Related to Right of Use of Assets [Member]
Financial Liabilities:
Financial Liabilities	98,654,225
Loans and receivables [member] | Equity investments at fair value through OCI [Member]
Financial Assets:
Financial Assets		0
Loans and receivables [member] | Total Current Assets [Member]
Financial Assets:
Financial Assets		172,667,655
Fair value through profit or loss [Member]
Financial Liabilities:
Financial Liabilities	10,034,508	14,230,249
Fair value through profit or loss [Member] | Financial instruments, class [member]
Financial Liabilities:
Financial Liabilities	$ 10,034,508
Fair value through profit or loss [Member] | Total Current Assets [Member]
Financial Assets:
Financial Assets		$ 20,928,335